Note 11 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforward	$ 24,689,298	$ 23,822,431
Research and development tax credit carryforward	892,231	893,797
Stock-based compensation expense	2,748,899	2,419,892
Depreciation	1,331
Total deferred tax assets	28,331,759	27,136,120
Deferred tax liabilities
Depreciation		(5,086)
Total deferred tax liabilities		(5,086)
Net deferred tax assets	28,331,759	27,131,034
Valuation allowance	(28,331,759)	(27,131,034)
	$ 0	$ 0